Schedule of Deferred Tax Assets For Federal Income Taxes (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Net operating loss carryforwards	$ 4,956	$ 2,980
Capitalized research and development expenditures	1,146	1,580
Lease liabilities	361	442
Research and development tax credits	23	23
Share-based compensation	14	6
Accrued expenses and other	4	3
Total deferred tax assets	6,504	5,034
Less: valuation allowance	(6,081)	(4,487)
Deferred tax asset, net of valuation allowance	423	547
Fixed assets	(46)	(63)
Right-of-use assets	(377)	(484)
Total deferred tax liabilities	(423)	(547)
Net deferred tax assets